Accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting policies.
Schedule of useful lives of property, plant and equipment

Years of
Estimated
Useful
Life
Buildings	25-50
Plant and machinery	8-20
Tools	12.5-15
Other fixtures and furniture	10-15
Computer hardware	4-8
Transport equipment	10-15

Schedule of lease term by right-of-use asset categories

Years of
Estimated
Useful
Life
Leased Land and Buildings	5-50
Leased Plant and Machinery	1-37